Consolidated Statements of Changes in Partners' Capital (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Distribution Made To Limited Partner [Line Items]
Distribution Made To Limited Partner Distributions Paid Per Unit	$ 1.2	$ 0.9
Navios Containers
Distribution Made To Limited Partner [Line Items]
Share Price		$ 4.96